STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Basis of Preparation (Details) $ / shares in Units, $ in Thousands, $ in Millions								1 Months Ended						12 Months Ended
		Oct. 31, 2019 USD ($) shares	Oct. 21, 2019 USD ($) shares	Oct. 21, 2019 AUD ($) shares $ / shares	Sep. 20, 2019 AUD ($)	Sep. 18, 2019 USD ($) shares	Sep. 18, 2019 AUD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 AUD ($)	Oct. 31, 2019 AUD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2019 AUD ($) $ / shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Jul. 17, 2019 USD ($)
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net loss														$ (13,097)		$ (7,115)	$ (5,955)
Net cash outflows from operating activities														(7,615)		(4,132)	(4,990)
Net cash outflows from investing activities														(59,059)		(28,179)	(8,575)
Basis of Preparation [Abstract]
Loan facility drawn down														81,880		0	0
Repayment of borrowings														$ 19,494		$ 0	$ 0
Number of options to be cancelled (in shares) | shares														(2,200,000)	(2,200,000)	(5,680,000)	(5,924,000)
Forecast [Member]
Basis of Preparation [Abstract]
Entitlement offer									$ 3,500	$ 5.1
Subsequent Events [Member]
Basis of Preparation [Abstract]
Entitlement offer						$ 5,600	$ 8.1
Ratio of entitlement offer		0.20	0.20	0.20		0.25					0.20	0.25	0.25
Amount of Institutional Entitlement Offer				$ 5.1	$ 3.1
Issue price (in dollars per share) | $ / shares				$ 0.05							$ 0.05
Underwriting fee percentage		5.00%	5.00%	5.00%							5.00%
Number of additional shares to be issued (in shares) | shares		2	2	2							2
Number of shares required to be issued additional shares for Institutional Entitlement Offer (in shares) | shares		5	5	5							5
Term Loan Facility ("TLF") [Member]
Basis of Preparation [Abstract]
Loan facility drawn down	[1]													$ 40,000
Repayment of borrowings	[1]													0
Required minimum cash balance														5,000
TLF Tranche 1 [Member]
Basis of Preparation [Abstract]
Loan facility drawn down														$ 40,000
TLF Tranche 2 [Member]
Basis of Preparation [Abstract]
Period of obtaining shareholder approval and ASX waiver														60 days	60 days
Amount of non-refundable fees required to be paid to lenders if shareholder approval and ASX waiver are not obtained by set date														$ 1,700	$ 2.5
TLF Tranche 2 [Member] | Bottom of Range [Member]
Basis of Preparation [Abstract]
Amount of equity to be raised as condition of term sheet														$ 5,000
TLF Tranche 2 [Member] | Options [Member]
Basis of Preparation [Abstract]
Number of options to be granted (in shares) | shares														60,000,000	60,000,000
Number of options to be cancelled (in shares) | shares														(25,000,000)	(25,000,000)
TLF Tranche 2 [Member] | Forecast [Member]
Basis of Preparation [Abstract]
Loan facility drawn down								$ 10,000
TLF Tranche 2 [Member] | Subsequent Events [Member]
Basis of Preparation [Abstract]
Amount of Institutional Entitlement Offer		$ 3,500									$ 5.1	$ 2,100	$ 3.1
Issue price (in dollars per share) | $ / shares													$ 0.07
TLF Tranche 2 [Member] | Subsequent Events [Member] | Options [Member]
Basis of Preparation [Abstract]
Number of options to be granted (in shares) | shares						60,000,000	60,000,000
Number of options to be cancelled (in shares) | shares						(25,000,000)	(25,000,000)
Issue price (in dollars per share) | $ / shares							$ 0.05
Tribeca [Member] | Subsequent Events [Member]
Basis of Preparation [Abstract]
Loan facility drawn down														$ 9,000
Proposed royalty financing						$ 9,000								9,000
Amount of equity to be raised as condition of term sheet						5,000
Period of obtaining shareholder approval and ASX waiver			60 days	60 days
Tribeca [Member] | TLF Tranche 2 [Member]
Basis of Preparation [Abstract]
Proposed term loan amendment														16,000
Tribeca [Member] | TLF Tranche 2 [Member] | Subsequent Events [Member]
Basis of Preparation [Abstract]
Proposed term loan amendment						$ 10,000												$ 10,000
Entitlement offer			$ 10,000
Macquarie bank limited [Member] | Previous Debt Facility [Member]
Basis of Preparation [Abstract]
Repayment of borrowings														$ 21,700

[1]	During the year, the Company executed a Term Loan Facility ("TLF") with Tribeca Global Resources Credit Pty Ltd ("Tribeca") (as agent) and drew the first US$40 million tranche of the TLF. Drawdown of the second tranche of the TLF (originally US$16 million, but proposed to be resized to US$10 million - refer to Note 25 for additional details) is conditional upon satisfaction of a ramp-up test, financial undertakings and other customary conditions precedent. The key terms of the three-year TLF are typical of a facility of this nature, including a floating interest rate comprising the US Prime Rate plus a margin of 7.50% pa, plus usual undertakings and events of default for a facility of this nature. The TLF is repayable in a bullet repayment by April 2022. Borrowing costs amounting to US$4.1 million (which includes non-cash share-based payments of US$2.2 million), have been offset against the borrowing.